STOCKHOLDERS' EQUITY (Details Textual)	Oct. 05, 2020 $ / shares
Stockholders Equity Note [Line Items]
Dividends Payable, Amount Per Share	$ 0.20
Dividends Payable, Date Declared	Oct. 05, 2020
Dividends Payable, Date of Record	Oct. 22, 2020
Dividends Payable, Date to be Paid	Nov. 20, 2020